BUSINESS COMBINATIONS - Additional Information (Details)			1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 01, 2020 CNY (¥)	Aug. 25, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Consideration paid					¥ 203,081,831	$ 31,123,652
Revenues.					1,116,050,615		¥ 834,272,237
Net loss					(209,328,440)		(44,173,251)
Amortization					1,716,348		¥ 0	¥ 0
Lesdo
Business Acquisition [Line Items]
Equity interest acquired		100.00%
Consideration		¥ 1,328,418
Consideration paid				¥ 805,418
Revenues.					61,598
Net loss					1,659,448
Amortization					380,357
Finka
Business Acquisition [Line Items]
Equity interest acquired	100.00%
Consideration	¥ 237,227,055
Consideration paid			¥ 212,773,650
Revenues.					5,363,915
Net loss					2,111,822
Amortization					¥ 513,819